Condensed consolidated statements of other comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net income (loss) (including non-controlling interests)	$ 6,576	$ (1,645)
Derivative financial instruments:
Gain (loss) arising during the period	1,295	(26)
Reclassification adjustments for (gain) included in the condensed consolidated statements of operations and financial position (basis adjustment)	(233)	(354)
Other comprehensive income, before tax, change in value of derivative financial instruments	1,062	(380)
Exchange differences arising on translation of foreign operations:
Gain (loss) arising during the period	283	(2,420)
Reclassification adjustments for loss included in the condensed consolidated statements of operations	105	0
Other comprehensive income, before tax, exchange differences on translation	388	(2,420)
Share of other comprehensive income (loss) related to associates and joint ventures:
Gain (loss) arising during the period	177	(393)
Reclassification adjustments for (gain) included in the condensed consolidated statements of operations	(50)	0
Total share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	127	(393)
Income tax (expense) benefit related to components of other comprehensive income that can be recycled to the condensed consolidated statements of operations	(355)	354
Investments in equity instruments at FVOCI:
Gain (loss) arising during the period	680	(98)
Share of other comprehensive (loss) related to associates and joint ventures	0	(3)
Other comprehensive income that will not be reclassified to profit or loss, before tax	680	(101)
Employee benefits - Recognized actuarial gain	61	0
Share of other comprehensive income related to associates and joint ventures	12	0
Income tax (expense) related to components of other comprehensive income that cannot be recycled to the condensed consolidated statements of operations	(175)	0
Other comprehensive loss	1,800	(2,940)
Total other comprehensive income (loss)
Equity holders of the parent	1,785	(2,857)
Non-controlling interests	15	(83)
Total comprehensive loss	8,376	(4,585)
Total comprehensive income (loss) attributable to:
Equity holders of the parent	8,075	(4,536)
Non-controlling interests	$ 301	$ (49)